8. STOCK OPTIONS AND WARRANTS: Schedule of Assumptions Used (Details)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2016
Details
Fair Value of Options, Risk-free Interest Rate	1.25%	1.27%
Fair Value of Options, Expected Life	5 years	5 years
Fair Value of Options, Expected Volatility	166.63%	137.37%
Fair Value of Options, Expected Dividend Yield	0.00%	0.00%